EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-18	16-Apr-18	15-May-18
To	30-Apr-18	15-May-18
Days	29

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$12,917,974.00
Series Nominal Liquidation Amount		1,988,277,974.00

Required Participation Amount		$1,988,277,974.00
Excess Receivables		$171,862,173.61

Total Collateral		2,160,140,147.61
Collateral as Percent of Notes		135.01%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,420,735,660.76
Total Principal Collections	($1,977,554,259.06)
Investment in New Receivables	$1,937,526,133.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($44,953,191.66)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,160,698.12)
Less Servicing Adjustment	($2,526,005.33)

Ending Balance	$5,569,067,640.03

SAP for Next Period	38.79%

Average Receivable Balance	$5,605,525,493.68
Monthly Payment Rate	35.28%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,388,356.28
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,388,356.28

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	89.92%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	29
A1 LIBOR	1.896880%
A1 Applicable Margin	0.640000%

	2.536880%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,737,058.11	2.04
Principal A1	—	—

		2.04

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,699,558.11
Servicing Fee	1,646,133.33

Excess Cash Flow	2,416,644.25

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.56%
Pass / Fail	PASS